Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share

Details of the number of shares and loss used in the computation of net loss per share:

	For six months ended June 30
	2026		2025
	Weighted number of shares	Net profit attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
For the computation of basic and diluted loss	30,189,667,540	1,574	6,364,731,650	4,134